Consolidated Statement of Changes in Equity (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends on common stock, per share	$ 0.48	$ 0.36	$ 0.51
Dividends on preferred stock, per share			$ 24.58
Total The Bank of New York Mellon Corporation shareholders' equity	$ 33,417	$ 32,354	$ 28,977
Reclassification adjustment, OTTI reclassified to net securities gains (losses) on the income statement	(26)	(15)	3,348
Reclassification adjustment/other, to retained earnings from other comprehensive income		14
Total comprehensive income, comprehensive income attributable to The Bank of New York Mellon Corporation shareholders	2,244	2,960	3,158
ASC 320 | Restatement Adjustment
Adjustment for the cumulative effect of applying new accounting principle, taxes			$ 470